DISCONTINUED OPERATIONS (Details)	12 Months Ended
Dec. 31, 2024 shares
Class A ordinary shares | Learningon
DISCONTINUED OPERATIONS
Number of shares held	2,193,220
Class A ordinary shares | Ms. Han Lijuan
DISCONTINUED OPERATIONS
Number of shares held	151,445
Class B ordinary shares | Learningon
DISCONTINUED OPERATIONS
Number of shares held	7,206,059